Consolidated Statements of Changes in Equity and Shareholders' Equity (Deficit) (Parenthetical)	Jun. 05, 2024
Condensed Consolidated Statements of Changes in Shareholders' Equity
Reverse stock spilt effective from June 5, 2024	0.0625